ACQUISITIONS	9 Months Ended
Sep. 30, 2022
ACQUISITIONS
ACQUISITIONS

3.ACQUISITIONS

Citigo Acquisition

On April 30,2021, the Group completed the acquisition of 100% equity interest of CitiGO hotels from Cjia Group, a related party of the Group. CitiGO brand is a light luxury and social hotel brand, which are mainly distributed in first and second-tier cities in China. The aggregated consideration was RMB783, among which RMB749 was paid in cash as of September 30, 2021.

Other acquisitions

During the nine months ended September 30, 2021 and 2022, the Group acquired another three and seven individual companies for total cash consideration of RMB51 and RMB9, respectively. The business acquisitions were accounted for under purchase accounting. The assets and liabilities of these hotels and companies acquired in the nine months ended September 30, 2021 and 2022 were immaterial to the consolidated financial statements.